QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 28, 2013
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Quarterly Financial Information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2013
Net sales	$1,498.9	$1,552.3	$1,504.9	$1,583.9
Gross profit	401.7	417.5	402.2	416.3
Income from continuing operations	66.8	70.8	62.0	44.7
Loss from discontinued operations, net of tax	(9.0)	(2.0)	(15.5)	(2.0)
Net income	57.8	68.8	46.5	42.7
Net income (loss) per common share:
Continuing operations	.67	.71	.63	.46
Discontinued operations	(.09)	(.02)	(.16)	(.02)
Net income per common share	.58	.69	.47	.44
Net income (loss) per common share, assuming dilution:
Continuing operations	.66	.70	.62	.45
Discontinued operations	(.09)	(.02)	(.15)	(.02)
Net income per common share, assuming dilution	.57	.68	.47	.43

2012
Net sales	$1,443.0	$1,490.4	$1,447.0	$1,483.1
Gross profit	377.1	388.1	381.0	382.0
Income from continuing operations	44.6	49.1	35.9	28.0
(Loss) income from discontinued operations, net of tax	(.7)	15.1	22.4	21.0
Net income	43.9	64.2	58.3	49.0
Net income per common share:
Continuing operations	.42	.47	.36	.28
Discontinued operations	–	.15	.22	.21
Net income per common share	.42	.62	.58	.49
Net income (loss) per common share, assuming dilution:
Continuing operations	.42	.47	.35	.28
Discontinued operations	(.01)	.15	.22	.20
Net income per common share, assuming dilution	.41	.62	.57	.48

Summary of other expense, net by type for each quarter

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2013
Restructuring costs:
Severance and related costs	$6.8	$5.4	$8.7	$6.3
Asset impairment, lease and other contract cancellation charges	1.3	2.4	8.0	1.4
Other items:
Charitable contribution to Avery Dennison Foundation	–	–	10.0	–
Gain on sale of assets	(1.3)	(10.9)	(.5)	(5.1)
Gain from curtailment of pension obligation	–	–	(1.6)	–
Legal settlement	–	2.5	–	–
Divestiture-related costs (1)	.7	.3	1.1	1.1

Other expense, net	$7.5	$(.3)	$25.7	$3.7

2012
Restructuring costs:
Severance and related costs	$5.7	$9.8	$17.6	$16.2
Asset impairment and lease cancellation charges	1.5	.4	1.5	3.1
Other items:
Indefinite-lived intangible asset impairment charge	–	–	–	7.0
Gain on sale of product line	–	(.6)	–	–
Product line exits	–	–	2.1	1.8
Divestiture-related costs (1)	.4	1.6	.7	–

Other expense, net	$7.6	$11.2	$21.9	$28.1

(1)
Represents only the portion allocated to continuing operations.